Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current
Cash	$ 2,958	$ 3,554
Amounts receivable	342	385
Prepaid expenses	1,089	1,203
Total current assets	4,389	5,142
Non-Current
Restricted deposits	14,298	12,976
Amounts receivable and other assets	2,379	2,647
Mineral property, plant and equipment	422,721	415,559
Intangibles	24,339	24,390
Total assets	468,126	460,714
Current
Accounts payable and accruals	3,136	2,755
Lease liabilities	117	106
Promissory note	17,695	16,629
Environmental rehabilitation provision	1,050	893
Total Current Liabilities	21,998	20,383
Non-Current
Accruals	115	637
Lease liabilities	334	451
Convertible Debt	35,753	18,747
Environmental rehabilitation provision	52,319	50,857
Total Liabilities	110,519	91,075
SHAREHOLDERS' EQUITY
Share Capital	528,722	527,908
Equity reserves	72,676	69,953
Deficit	(243,791)	(228,222)
Total Shareholders' Equity	357,607	369,639
Total Liabilities and Shareholders' Equity	$ 468,126	$ 460,714